Fee and Commission Income - Summary of Fee and Commission Income (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Fee and commission income from:
Loans	¥ 68,340	¥ 60,585
Credit card business	181,965	160,119
Guarantees	35,386	32,579
Securities-related business	55,537	84,673
Deposits	8,560	8,300
Remittances and transfers	73,526	72,036
Safe deposits	2,051	2,021
Trust fees	3,044	2,631
Investment trusts	74,220	93,860
Agency	4,630	4,574
Others	100,287	86,779
Total fee and commission income	¥ 607,546	¥ 608,157